Other accounts payable	12 Months Ended
Dec. 31, 2021
Sociedad Minera Cerro Verde S.A.A
Disclosure of associates [line items]
Other accounts payable

9.    Other accounts payable

This item is made up as follows:

	December 31, 2021	December 31, 2020
	US$(000)	US$(000)

Current
Excess of salaries limit of workers profit sharing (a)	34,870	—
Declared dividends withholding tax (b)	16,193	—
Payroll withholdings (c)	11,449	5,878
Penalties to INGEMMET	6,246	6,265
Other	4,477	4,250
Installments associated with royalties and mining taxes (d)	—	87,499
Income tax assessment (e)	—	34,716

Total current	73,235	138,608

Non-current
Installments associated with royalties and mining taxes (d)	—	248,537
Excess of salaries limit of workers profit sharing (a)	—	36,855

Total non-current	—	285,392
(a)	Represents the excess salaries limit in workers profit sharing to be transferred to the Regional Government. This is related to adjustments of previous years income tax assessments (recognized in 2020 mainly as a result of the international arbitration proceeding initiated by the Company (see Note 13(d)). The balance as of December 31, 2021, includes interest of US$ 16.5 million (US$ 16.6 million as of December 31, 2020).
(b)	Corresponds to the dividends withholding tax as a result of the December 2021 dividend payment (see Note 12 (c)). This withholding tax was paid in January 2022.
(c)	As of December 31, 2021, primarily represents employees withholding income tax of US$ 7.7 million (US$ 2.8 million as of December 31, 2020), Pension Funds of US$ 2.3 million (US$ 2.2 million as of December 31, 2020) and other employee related payables of US$ 1.4 million (US$ 0.9 million as of December 31, 2020).
(d)	In August 2021, the Company decided to pay in advance and under protest the pending debt of the disputed mining royalties case, which had installment programs for the period January 2009 to September 2011 and for the years 2012 and 2013 and special tax on the mining for the period October 2011 to December 2013 for an amount of US$ 254.2 million. The balance as of December 31, 2020, totaled US$ 336.0 million, including interest and penalties for US$ 186.5 million (see Note 13(d)).
(e)	Corresponds to interest and penalties related to income tax assessments for the year 2013, which were paid in the first quarter of 2021.